Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Reserve [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2016	$ 426,744	$ (7,117,500)	$ 145,742,163	$ 13,812,095	$ (173,149,696)	$ 23,994,357	$ 9,094,085	$ 12,802,248
Balance, shares at Dec. 31, 2016	41,633,607	(1,402,448)
Cancellation of treasury stock (Note 17)	$ (14,024)	$ 7,117,500	(6,999,321)		(104,155)
Cancellation of treasury stock (Note 17), shares	(1,402,448)	1,402,448
Stock-based payment for consulting fee			121,903					121,903
Resolution of no par value (Note 17)	$ 123,537,824		(123,537,824)
Resolution of no par value (Note 17), shares
Employee Stock Incentive- stock option (Note 17)			487,407					487,407
Net (loss) income for the year					858,605		80,704	939,309
Foreign currency translation (loss) gain						207,409	(40,784)	166,625
Balance at Dec. 31, 2017	$ 123,950,544		15,814,328	13,812,095	(172,395,246)	24,201,766	9,134,005	14,517,492
Balance, shares at Dec. 31, 2017	40,231,159
Stock-based payment for consulting fee			33,899					33,899
Exercise of the stock options for consulting services (Note 17)	$ 70,268		(23,768)					46,500
Exercise of the stock options for consulting services (Note 17), shares	50,000
Issued common stock as a result of exercising stock options by employees (Note 17)	$ 626,184		(626,184)
Issued common stock as a result of exercising stock options by employees (Note 17), shares	479,004
Issued common stock in connection with the private placement (Note 17)	$ 1,500,000							1,500,000
Issued common stock in connection with the private placement (Note 17), shares	1,000,000
Allocation to reserve				232,174	(232,174)
Employee Stock Incentive- stock option (Note 17)			584,629					584,629
Net (loss) income for the year					1,691,983		186,803	1,878,786
Foreign currency translation (loss) gain						(983,607)	26,228	(957,379)
Balance at Dec. 31, 2018	$ 126,146,996		15,782,904	14,044,269	(170,935,437)	23,218,159	9,347,036	17,603,927
Balance, shares at Dec. 31, 2018	41,760,163
Exercise of the stock options for consulting services (Note 17)	$ 110,160							110,160
Exercise of the stock options for consulting services (Note 17), shares	240,000
Employee Stock Incentive- stock option (Note 17)			494,315					494,315
Non-employee Stock options and warrants issued for service			59,462					59,462
Beneficial conversion feature on convertible note (Note 14)			113,526					113,526
Issuance of detachable warrant along with convertible note (Note 14)			11,126					11,126
Net (loss) income for the year					(3,582,332)		(11,929)	(3,594,261)
Foreign currency translation (loss) gain						(195,314)	5,444	(189,873)
Balance at Dec. 31, 2019	$ 126,257,156		$ 16,461,333	$ 14,044,269	$ (174,517,769)	$ 23,022,845	$ 9,340,551	$ 14,608,385
Balance, shares at Dec. 31, 2019	42,000,163